Schedule of information relating to financing and operating lease activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance leases:
Depreciation of assets	$ 5,128	$ 6,232	$ 8,485
Interest of finance lease liabilities	800	820	1,137
Total lease expenses	5,928	7,052	9,622
Operating lease:
Operating lease cost – straight line	23,020	22,160	22,536
Cash outflows related to finance leases:
Financing cash outflows – principal paid	5,334	33,910	8,645
Financing cash outflows – interests paid	800	820	1,137
Cash outflows related to finance leases	6,134	34,730	9,782
Cash outflows related to operating lease:
Operating cash outflows – rental paid	$ 23,846	$ 23,846	$ 23,846